Company Premises and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Company Premises and Equipment
Company Premises and Equipment

A summary of the cost and accumulated depreciation and amortization of Company premises and equipment as of December 31, 2016 and 2015 is as follows:

	Estimated Useful lives	2016	2015
		(Amounts in thousands)
Land		$820	$820
Building and improvements	12 years	5,352	4,973
Furniture and equipment	9.6 years	2,854	2,357
Total premises and equipment		9,026	8,150
Less: accumulated depreciation and amortization		(3,829)	(3,559)
Premises and equipment, net		$5,197	$4,591

Depreciation and amortization expense was $270,000 and $251,000 in 2016 and 2015, respectively.

The Company has non-cancelable operating lease agreements related to its Northfield and Philadelphia branch offices. The term of the Northfield lease is for 5 years and runs through May 2017 with one 5-year renewal option. The term of the Philadelphia lease is for 10 years and runs through June 2016 was renewed with two 5-year renewal options. The Company entered into a land lease for its branch in Collingswood. The term of the lease is for 99 years of which 88 years remain. The Company is responsible for its pro-rata share of real estate taxes, and all insurance, utilities, maintenance and repair costs for the benefit of the branch offices. On June 1, 2016, the Company entered into a 10 year lease for its Arch Street Branch, located in Philadelphia. The Branch opened in December 2016. On July 1, 2016, the Company entered into a 1 year lease agreement for a Commercial Loan office in Hamilton N.J. At December 31, 2016, the required future minimum rental payments under these leases and other equipment operating leases are as follows:

Years Ending December 31,	(Amounts in thousands)

2017	293
2018	303
2019	303
2020	303
2021	268
Total minimum lease payments	$1,470

Rent expense was approximately $220,000 in 2016 and $214,000 in 2015.